Key Management Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Key Management Transactions
Schedule of transactions with key management
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021

Salaries and employee benefits	$1,235	$1,595	$1,371
Directors’ fees	341	372	383
Share-based payments	1,549	2,104	2,950